Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss		$ (23,299,000)	$ (11,758,000)	$ (6,332,000)	$ (16,586,000)	$ (35,057,000)	$ (22,918,000)	$ (35,103,000)	$ (27,137,000)	$ (12,047,000)
Changes in operating assets and liabilities:
Net cash used in operating activities						(17,409,000)	(19,474,000)	(9,274,000)	(3,120,000)	(8,667,000)
Cash Flows from Investing Activities:
Net cash used in investing activities						(19,817,000)	(51,316,000)	(63,033,000)	61,601,000	(1,934,000)
Cash Flows from Financing Activities:
Proceeds from promissory notes – related party								0	4,000,000	0
Repayment of promissory notes – related party						(65,532,000)	(27,622,000)	(28,431,000)	(13,368,000)	0
Net cash provided by (used in) financing activities						85,453,000	43,130,000	42,661,000	67,281,000	7,558,000
Cash – Beginning			111,893,000		133,346,000	111,893,000	133,346,000	133,346,000
Cash – Ending	$ 111,893,000	158,542,000				158,542,000		111,893,000	133,346,000
Capitol Investment Corp. V
Cash Flows from Operating Activities:
Net loss		(330,831)	6,185,799	(277)	(20)	5,854,968	(297)	(8,645,008)	(3,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account						(53,045)	0	(14,781)	0
Change in fair value of warrant liabilities	7,626,667	(520,000)		0		(7,800,000)	0	7,626,667	0
Transaction costs allocable to warrant liabilities								873,424	0
Unrealized loss on marketable securities held in Trust Account								2,201	0
Changes in operating assets and liabilities:
Prepaid expenses						47,748	0	(695,350)	0
Accounts payable and accrued expenses						564,481	(1,935)	113,526	1,935
Net cash used in operating activities						(1,385,848)	(2,232)	(739,321)	(1,834)
Cash Flows from Investing Activities:
Investment of cash in Trust Account								(345,000,000)	0
Cash withdrawn from Trust Account for franchise taxes						51,661	0
Net cash used in investing activities						51,661	0	(345,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Founders’ Warrants								8,750,000	0
Advances from related party						1,800	0
Proceeds from promissory notes – related party						700,000	50,000	100,000	0
Repayment of promissory notes – related party								(250,000)	0
Proceeds from sale of Units, net of underwriting discounts paid								338,100,000	0
Payment of offering costs						0	(128)	(355,086)	(64,176)
Net cash provided by (used in) financing activities						701,800	49,872	346,344,914	(64,176)
Net Change in Cash						(632,387)	47,640	605,593	(66,010)
Cash – Beginning			$ 632,387		$ 26,794	632,387	26,794	26,794	92,804
Cash – Ending	$ 632,387	$ 0		$ 74,434		0	74,434	632,387	26,794	$ 92,804
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption								306,230,947	0
Deferred underwriting fee payable						0	2,500	12,075,000	0
Offering costs paid by Sponsor in exchange for issuance of founder shares						0	25,000
Change in value of Class A common stock subject to possible redemption						$ 46,530,150	$ 0	(7,761,097)	0
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities								$ 23,053,333	$ 0